PLEDGE OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
PLEDGE OF ASSETS
Summary of pledged assets

	December 31,	December 31,
	2016	2017

Property, plant and equipment (note 6)	6,540,545	5,799,013
Land use rights (note 8)	275,061	176,914
Intangible assets (note 5)	1,114,454	1,111,705
Investment in an associate (note 9(b))	376,270	—
Notes receivable (note 14)	33,500	82,125
Trade receivables (note 14)	35,836	22,000
	8,375,666	7,191,757